GAIN ON EXTINGUISHMENT OF LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF GAIN ON EXTINGUISHMENT OF LIABILITIES

	Years Ended March 31,
	2021	2020

Gain on settlement with vendor (a)	$1,062,405	$-
Gain on extinguishment of advance (b)	296,653	-
Gain on forgiveness of PPP Loan (c)	97,516	-
Gain on extinguishment of debt	$1,456,574	$-

(a)	Gain on settlement with vendor

From 2016 to 2019, the Company recorded approximately $1.1 million due to a vendor for services, of which $612,405 had not been paid and was included in accounts payable at March 31, 2020 and through November 30, 2020. In December 2020, the Company reached a settlement with the vendor to forgive the $612,405 of outstanding invoices, and in addition, the Company received a payment from the vendor of $450,000. This resulted in a gain on settlement of $1,062,405 during the year ended March 31, 2021.

(b)	Gain on extinguishment of advance

In July 2018, the Company received a payment from a third party in the amount of $296,653. Since the Company has not been able to confirm the nature of this payment, it had previously recorded this payment as an advance that was included in current liabilities. At March 31, 2021, the Company, after consultation with outside legal counsel, determined that any claim to recover that advance was time barred by the statute of limitations and the Company recorded relief of this liability and a gain from debt extinguishment of $296,653 during the year ended March 31, 2021.

(c)	Gain on forgiveness of PPP Loan

On May 6, 2020, the Company was granted a loan (the “PPP loan”) from U.S. Bank for $96,988 pursuant to the Paycheck Protection Program under the CARES Act. The PPP loan bore interest at 1% per annum with the first six months of interest deferred, and was unsecured and guaranteed by the Small Business Administration (the “SBA”). The Company used the entire PPP loan amount for qualifying expenses as described in the CARES Act, including qualifying payroll costs, qualifying group health care benefits, qualifying rent, and qualifying utilities. On November 21, 2020, we received notice that the SBA had reviewed the forgiveness application of our PPP loan and provided forgiveness of the entire principal of our PPP loan plus accrued interest of $528, and we recognized a gain on extinguishment of the PPP loan of $97,516 during the year ended March 31, 2021.